NOTE 9 DERIVATIVE LIABILITIES (Detail) - Schedule of Changes in Derivative Liability (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Derivative Liability for Convertible Debt, Discount [Member]	Dec. 31, 2012 Settlement to APIC from Warrants Exercise [Member]	Dec. 31, 2012 Gain on Derivative Liability [Member]
Derivative Liability at December 31, 2011	$ 496,827	$ 0
Increase (Decrease) in Derivative Liability			159,789	(49,795)	386,833
Derivative Liability at December 31, 2012	$ 496,827	$ 0